Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Consolidated condensed statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 1,805	$ (6,446)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	209,108	15,262
Currency translation differences	(76,915)	(27,901)
Tax effect	(52,498)	(4,632)
Net income/(expense) recognized directly in equity	79,695	(17,271)
Cash flow hedges	31,473	44,643
Tax effect	(7,868)	(11,161)
Transfers to income statement	23,605	33,482
Other comprehensive income	103,300	16,211
Total comprehensive income for the period	105,105	9,765
Total comprehensive income attributable to non-controlling interests	(14,114)	(8,981)
Total comprehensive income attributable to the Company	$ 90,991	$ 784